Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares			12 Months Ended
	Sep. 28, 2021	May 28, 2021	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Dividends paid, per share			$ 3.71	$ 14.4
Capital distribution, per share	$ 7.8	$ 3.82